INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Continuing operations	$ 0	$ 632,514
Discontinued operations	0	(632,514)
Total income tax expense	$ 0	$ 0